Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Entity Central Index Key	0001496998
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2023
Document Effective Date	Nov. 01, 2023
Prospectus Date	Nov. 01, 2023
AMERICAN FUNDS MORTGAGE FUND | Class A
Prospectus:
Trading Symbol	MFAAX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-1
Prospectus:
Trading Symbol	CMFFX
AMERICAN FUNDS MORTGAGE FUND | Class R-1
Prospectus:
Trading Symbol	RMAAX
AMERICAN FUNDS MORTGAGE FUND | Class R-2
Prospectus:
Trading Symbol	RMABX
AMERICAN FUNDS MORTGAGE FUND | Class R-3
Prospectus:
Trading Symbol	RMACX
AMERICAN FUNDS MORTGAGE FUND | Class R-4
Prospectus:
Trading Symbol	RMAEX
AMERICAN FUNDS MORTGAGE FUND | Class R-5
Prospectus:
Trading Symbol	RMAFX
AMERICAN FUNDS MORTGAGE FUND | Class R-6
Prospectus:
Trading Symbol	RMAGX
AMERICAN FUNDS MORTGAGE FUND | Class C
Prospectus:
Trading Symbol	MFACX
AMERICAN FUNDS MORTGAGE FUND | Class F-1
Prospectus:
Trading Symbol	MFAEX
AMERICAN FUNDS MORTGAGE FUND | Class F-2
Prospectus:
Trading Symbol	MFAFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-A
Prospectus:
Trading Symbol	CMFAX
AMERICAN FUNDS MORTGAGE FUND | Class 529-C
Prospectus:
Trading Symbol	CMFCX
AMERICAN FUNDS MORTGAGE FUND | Class 529-E
Prospectus:
Trading Symbol	CMFEX
AMERICAN FUNDS MORTGAGE FUND | Class R-2E
Prospectus:
Trading Symbol	RMBEX
AMERICAN FUNDS MORTGAGE FUND | Class R-5E
Prospectus:
Trading Symbol	RMAHX
AMERICAN FUNDS MORTGAGE FUND | Class F-3
Prospectus:
Trading Symbol	AFFMX
AMERICAN FUNDS MORTGAGE FUND | Class 529-T
Prospectus:
Trading Symbol	TMFMX
AMERICAN FUNDS MORTGAGE FUND | Class T
Prospectus:
Trading Symbol	TFMFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-2
Prospectus:
Trading Symbol	FFMFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-3
Prospectus:
Trading Symbol	FMMFX